HUNTINGTON ASSET SERVICES, INC.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208

October 14, 2011

EDGAR CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. Stirling:

We are enclosing Post-Effective Amendment No. 198 (“PEA No. 198”) to the registration statement on Form N-1A of Unified Series Trust in respect of its series, the Crawford Dividend Growth Fund (the “Fund”).

The Fund is establishing a new share class, which will be designated as Class R.  PEA No. 198 contains the prospectus for the new Class R shares, as well as a combined Statement of Additional Information, which includes all share classes of the Fund.

Please direct any questions or comments to Dee Anne Sjögren at (314) 552-6295.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President